Cover Page	Jul. 08, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 08, 2020
Entity Registrant Name	KeyCorp
Entity Incorporation, State or Country Code	OH
Entity File Number	001-11302
Entity Tax Identification Number	34-6542451
Entity Address, Address Line One	127 Public Square,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-1306
City Area Code	216
Local Phone Number	689-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000091576
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K, dated and filed as of July 8, 2020 (the “Form 8-K”), to amend the Item number to which this disclosure relates to properly reflect Item 5.02 as the Item number. No other changes have been made to the Form 8-K.
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	KEY
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol	KEY PrI
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol	KEY PrJ
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol	KEY PrK
Security Exchange Name	NYSE